Provisions - Contingent liabilities with possible losses (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
New provisions, other provisions	R$ 29,331
COFINS
Disclosure of other provisions [line items]
Principal	60,620	R$ 52,272
Income tax and social contribution
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	35,619	29,963
Action for the annulment of a tax debt | COFINS
Disclosure of other provisions [line items]
Principal	35,685	29,626
Tax assessment notice [Member] | COFINS
Disclosure of other provisions [line items]
Principal	23,692	17,896
Collection Letter | COFINS
Disclosure of other provisions [line items]
Principal	0	1,254
Clearing Statement | COFINS
Disclosure of other provisions [line items]
Principal	R$ 1,243	R$ 3,496